Offerings - Offering: 1	Oct. 11, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock of Evergy, Inc.
Amount Registered | shares	2,269,447
Carry Forward Form Type	S-3
Carry Forward File Number	333-260285
Carry Forward Initial Effective Date	Oct. 15, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 13,127.57
Offering Note
(1) Represents 2,269,447 shares of common stock, without par value, of Evergy, Inc. held by a selling shareholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, without par value, of Evergy, Inc. being registered hereunder include such indeterminate number of shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions.
(2) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement only consist of 2,269,447 common shares that were previously registered by Evergy, Inc. on Registration Statement
No. 333-260285,
filed on October 15, 2021, and not sold thereunder.
(3) In connection with the registration of such unsold common shares, a filing fee of $13,127.57 was previously paid, which will continue to be applied to such unsold securities. Accordingly, there is no additional registration fee due in connection with the filing of this registration statement.
The Company is filing this registration statement on Form
S-3
to replace its previously filed registration statement on Form
S-3
(File
No. 333-260285).
In accordance with Rule 415(a)(6), effectiveness of this registration statement will be deemed to terminate such registration statement.